License Agreements - CAR-T Products License (Details) - License And Development Agreement With TDT	1 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($) Milestone	Dec. 31, 2018 USD ($)
CAR-T products and CAR-T Diagnostics
License Agreements
Upfront payment of license agreement fees		$ 5,000,000
Annual maintenance fees	$ 500,000
Unpaid annual maintenance fees, short term debt interest rate (%)	1.50%
Number of developmental and regulatory milestone payments for first product development | Milestone	4
Maximum aggregate milestone commitment fund for first product development	$ 15,000,000
Number of developmental and regulatory milestone payments for each additional product development | Milestone	4
Maximum milestone commitment fund for each additional product development	$ 7,500,000
CAR-T products and CAR-T Diagnostics | Net sales of period from first commercial sale until patent expires | Minimum
License Agreements
Percentage of royalty fees (%)	10.00%
CAR-T products and CAR-T Diagnostics | Net sales of period from first commercial sale until patent expires | Maximum
License Agreements
Percentage of royalty fees (%)	15.00%
CAR-T products and CAR-T Diagnostics | 10 years from first commercial sale of products
License Agreements
Number of years from first commercial sale of products (in years)	10 years
CAR-T products and CAR-T Diagnostics | 10 years from first commercial sale of products | Minimum
License Agreements
Percentage of royalty fees (%)	5.00%
CAR-T products and CAR-T Diagnostics | 10 years from first commercial sale of products | Maximum
License Agreements
Percentage of royalty fees (%)	9.00%
Phase II and Phase III clinical trials of CAR-T Product | Prior to the completion of the Phase I and Phase II clinical trials for the CAR-T product
License Agreements
Amount of fund obligated to advance for each phase	$ 20,000,000